Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005513
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%		10.39%	10.02%
Without Sales Load [Member] | C000227148
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%	6.08%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	9.89%
Combined Index Portfolio - 85% Russell 3000 / 15% MSCI ACWI IMI ex-U.S.
Average Annual Return [Line Items]
Average Annual Return, Percent	21.52%		12.47%	11.03%
Combined Index Portfolio - 85% Russell 3000 / 15% MSCI ACWI IMI ex-U.S.
Average Annual Return [Line Items]
Average Annual Return, Percent	21.52%	8.67%